SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2   -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	Applying international accounting standards (IFRS):

Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies detailed in the continuation were applied on a consistent basis for all reporting periods presented in the financial statements, except for changes in accounting policies that were due to the application of standards, amendments to standards and interpretations that took effect on the date of the financial statements, and the application of standards, amendments to standards and interpretations that are not in effect and were adopted in early adoption by the Group, as detailed in Note 2U below.

B.	Format for presentation of Statement of Financial Position:

The Group presents assets and liabilities in the Statement of Financial Position divided into current and non-current items.

C.	Format for analysis recognized in Income Statement:

(1)	Format for analysis of expenses recognized in Income statement:

The Group's expenses in the Income statement are presented based on the nature of the activity of the expenses in the entity.

(2)        The Group's operating cycle is 12 months.

D.	Basis of preparation:

The financial statements were prepared on the basis of the historical cost, except for: assets and liabilities measured by fair value: financial assets measured by fair value recorded directly as profit or loss. Inventories are stated at the lower of cost and net realizable value. Property, plant and equipment and intangibles assets are presented at the lower of the cost less accumulated amortizations and the recoverable amount. Liabilities to employees as described in Note 10.

E.	Foreign currencies:

(1)	Translation of foreign currency transactions

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency (New Israeli Shekel (NIS)) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are retranslated at the rates prevailing at the balance sheet date. (Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined). Non-monetary items that are measured in terms of historical cost In a foreign currency are not retranslated.

(2)	Recognition of exchange differences

Exchange differences are recognized in profit or loss in the period in which they arise except for exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive Income and reclassified from equity to profit or loss on disposal of the net investment.

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional, currency’). The consolidated financial statements are presented in ‘NIS’, which is the company’s functional and the group’s reporting currency.

(3)        Convenience translation

The balance sheet as of December 31, 2017 and statement of Income, statement of other comprehensive Income and statement of cash flows for the year then ended have been translated into US Dollar using the representative exchange rate as of that date (US Dollar 1.0 = NIS 3.467). Such translation was made solely for the convenience of the U.S. readers. The dollar amounts so presented in these financial statements and in their accompanying notes should not be construed as representing amounts receivable or payable in US Dollars or convertible into US Dollars but only a convenience translation of reported NIS amounts into US Dollars, unless otherwise indicated. The convenience translation supplementary financial data is unaudited and is not presented in accordance with IFRSs.

F.	Cash and cash equivalents:

Cash and cash equivalents include demand deposits and term deposits in banks that are not restricted as to usage, with an original period to maturity of not more than three months.

Deposits that are restricted as to usage are classified as pledged deposits.

Deposits with an original period to maturity exceeding three months, which as of the statement of financial position do not exceed one year, are classified as short-term investments.

G.	Basis of consolidation:

(1)        General

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated statement of comprehensive Income from the effective date of acquisition and up to the effective date of disposal, as appropriate.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, Income and expenses are eliminated in full on consolidation.

(2)        Non-controlling Interest

Non-controlling interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling's share of changes in equity since the date of the combination. Losses attributable to non-controlling interests in excess of their share in the subsidiary's equity are charged commencing January 1, 2010 to non-controlling interests in any case, while ignoring its obligations and ability to make additional investments in the subsidiary.

Commencing January 1, 2010, transactions with non-controlling interest shareholders, in the context of which the Company retains control before and after the transaction, are treated as capital transactions.

(3)      Changes in the Group's ownership interests in existing subsidiaries

Changes in the Group's ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group's interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognised in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. When assets of the subsidiary are carried at revalued amounts or fair values and the related cumulative gain or loss has been recognised in other comprehensive income and accumulated in equity, the amounts previously recognised in other comprehensive income and accumulated in equity are accounted for as if the Group had directly disposed of the relevant assets (i.e. reclassified to profit or loss or transferred directly to retained earnings as specified by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39 Financial Instruments: Recognition and Measurement or, when applicable, the cost on initial recognition of an investment in an associate or a jointly controlled entity.

H.	Goodwill:

Goodwill arising on the acquisition of a subsidiary represents the excess of the cost of acquisition over the Group's interest in the net fair value of the identifiable assets, liabilities and Contingent liabilities of the subsidiary or jointly controlled entity recognized at the date of acquisition. Goodwill is initially recognized as an asset at cost and is subsequently measured at cost less any accumulated impairment losses.

I.	Property, plant and equipment:

Property, plant and equipment are tangible items, which are held for use in the manufacture or supply of goods or services, or leased to others, which are predicted to be used for more than one period. The Company presents its property, plant and equipment items according to the cost model.

Under the cost method - a property, plant and equipment are presented at the balance sheet at cost (net of any investment grants), less any accumulated depreciation and any accumulated impairment losses. The cost includes the cost of the assets acquisition as well as costs that can be directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is calculated using the straight-line method at rates considered adequate to depreciate the assets over their estimated useful lives. Amortization of leasehold improvements is computed over the shorter of the term of the lease, including any extension period, where the Company intends to exercise such option, or their useful life.

The annual depreciation and amortization rates are:

	Years	%

Land	50	2
Construction	25	4
Motor vehicles	5	15-20	(Mainly 20%)
Office furniture and equipment	6	6-15	(Mainly 15%)
Computers	3	20-33	(Mainly 33%)
Machinery and equipment	10	10

The gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Income statement.

J.	Inventories:

Inventories are assets held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services.

Inventories are stated at the lower of cost and net realizable value. Cost of inventories includes all the cost of purchase, direct labor, fixed and variable production over heads and other cost that are incurred, in bringing the inventories to their present location and condition.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Cost determined as finished products, on the basis of standard cost which approximates actual production cost (materials, labor and indirect manufacturing costs).

K.	Financial assets:

(1)        General

All financial assets are recognized and derecognized on trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery of the financial asset within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.

Financial assets are classified into the following specified categories. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition:

•	Financial assets ‘at fair value through profit or loss’ (FVTPL)
•	Loans and receivables

(2)        Financial assets at FVTPL

Financial assets are classified as at FVTPL where the financial asset is either held for trading or it is designated as at FVTPL.

A financial asset is classified as held for trading if:

•
It has been acquired principally for the purpose of selling in the near future; orit is a part of an identified portfolio of financial instruments that the Group manages together and has a recent actual pattern of short-term profit-taking; or

•	It is a derivative that is not designated and effective as a hedging instrument.

Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset.

(3)       Loans and receivables

Trade receivables, loans, and other receivables that have fixed or determinable payments that are not quoted in an active market are classified as loans and receivables. Loans and receivables are measured at amortized cost using the effective interest method, less any impairment. Interest Income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

(4)       Impairment of financial assets

Financial assets carried at amortized cost:

Objective evidence of impairment exists when one or more events that have occurred after the initial recognition of the asset have a negative impact on the estimated future cash flows. Evidence of impairment may include indications that the debtor is experiencing financial difficulties, including liquidity difficulty and default in interest or principal payments. The amount of the loss recorded in profit or loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the financial asset's original effective interest rate (the effective interest rate computed at initial recognition). If the financial asset has a variable interest rate, the discount rate is the current effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account (see allowance for doubtful accounts above). In a subsequent period, the amount of the impairment loss is reversed if the recovery of the asset can be related objectively to an event occurring after the impairment was recognized. The amount of the reversal, up to the amount of any previous impairment, is recorded in profit or loss.

L.	Financial liabilities and equity instruments issued by the Group:

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recorded at the proceeds received, net of direct issue costs.

Financial liabilities are classified as either financial liabilities ‘at FVTPL’ or ‘other financial liabilities.

M.	Revenue recognition:

Revenue is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns, rebates and other similar allowances.

(1)	Sale of goods

Revenue from the sale of goods is recognized when all the following conditions are satisfied:

•	The Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	The Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold

•	The amount of revenue can be measured reliably;

•	It is probable that the economic benefits associated with the transaction will flow to the entity; and

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

(2)	Customer returns and rebates

The customer returns, rebates and other credits are being deducted from revenues. Although, in general, the Group does not grant rights of return and rebates, its enable for certain customers from time to time to return products. The Group assesses the expected customer returns and rebates according to specific information in its possession and its past experience in similar cases. According to IAS 18, these provisions are reduced from the Company's revenues.

(3)	Interest revenue

Interest revenue is accrued on a time basis, by reference to the principal outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount.

(4)	Dividend revenue

Dividend revenue from investments is recognized when the shareholder’s right to receive payment has been established.

N.	Leasing:

(1)	General

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

(2)	The Group as lessee

Operating lease payments are recognized as an expense on a straight-line basis over the lease term. In instance of operating lease agreements where lease payments are not paid at the beginning of the lease period, or where the lease payments are reduced, and the Group is getting additional benefits from the lesser, operating lease payments are recognized as an expense on a straight-line basis over the lease term.

A lease agreement with the ILA with respect to a parcel of land is classified as finance leases. The prepaid lease payments are recognized on the balance sheet as "Property, plant and equipment", and are amortized on a straight-line basis over the lease period (2% per Year).

O.	Provisions:

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the balance sheet date, taking into account the risks and uncertainties surrounding the obligation.

Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

P.	Share-based payments:

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date using the Black&Sholts model.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest.

At each balance sheet date, the Group revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss over the remaining vesting period, with a corresponding adjustment to the equity-settled employee benefits reserve.

Equity-settled share-based payment transactions with other parties are measured at the fair value of the goods or services received, except where the fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. The accounting for share-based compensation is as follows: The Parent Company initiated and approved the grant, and hence the Company has no obligation to settle the grant in accordance with IFRS 2.43B. This implies that the Company records an expense as if it were granting its own shares. The options fair value determined at the date of grant is recognized over the vesting period of each trench.

Q.	Taxation:

Income tax expense represents the sum of the tax currently payable and deferred tax.

(1)	Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the Income statement because it excludes items of Income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

(2)	Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and are accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilised. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realised, based on tax rates (and tax laws) that have been enacted or substantively enacted by the balance sheet date. The measurement of deferred tax liabilities and assets reflects the tax

Consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to Income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

R.	Employee benefits:

(1)	Post-Employment Benefits

The Group's post-employment benefits include: benefits to retirees and liabilities for severance benefits. The Group's post-employment benefits are classified as Defined Benefit Plans.

Expenses in respect of a Defined Benefit Plan are carried to the Income statement in accordance with the Projected Unit Credit Method, while using actuarial estimates that are performed at each balance sheet date. The current value of the Group's obligation in respect of the defined benefit plan is determined by discounting the future projected cash flows from the plan by the market yields on high quality corporate bonds (see Accounting Staff Position number 21-1 of the Israeli Securities Authority: Maintaining a Deep Market in High Quality Corporate Bonds in Israel Including Accounting Treatment of the Transfer from a Capitalization Rate Appropriate for Government Bonds Market Yields to a Capitalization Rate Appropriate for Market Yields of High Quality Corporate Bonds as of December 31, 2014), denominated in the currency in which the benefits in respect of the plan will be paid, and whose redemption periods are approximately identical to the projected settlement dates of the plan.

Actuarial profits and losses are recognized in earning when incurred.

The Group's liability in respect of the Defined Benefit Plan which is presented in the Group's balance sheet includes the current value of the obligation in respect of the defined benefit, net of the fair value of the Defined Benefit Plan assets.

The amendments to IAS 19 clarify how an entity should account for contributions made by employees or third parties to defined benefit plans, based on whether those contributions are dependent on the number of years of service provided by the employee.

For contributions that are independent of the number of years of service, the entity may either recognize the contributions as a reduction in the service cost in the period in which the related service is rendered, or to attribute them to the employees’ periods of service using the projected unit credit method; whereas for contributions that are dependent on the number of years of service, the entity is required to attribute them to the employees’ periods of service.

The directors of the Company do not anticipate that the application of these amendments to IAS 19 will have a significant impact on the Group's consolidated financial statements.

(2)	Short term employee benefits

Short term employee benefits are benefits which it is anticipated will be utilized or which are to be paid during a period that does not exceed 12 months from the end of the period in which the service that creates entitlement to the benefit was provided.

Short term company benefits include the company’s liability for short term absences, payment of grants, bonuses and compensation. These benefits are recorded to the statement of operations when created. The benefits are measured on a non-capitalized basis. The difference between the amount of the short term benefits to which the employee is entitled and the amount paid is therefore recognized as an asset or liability.

S.	Earnings (loss) per share:

Basic earnings (loss) per share is computed with regard to Income or loss attributable to the Company's ordinary shareholders, and is calculated for Income (loss) from continuing operations attributable to the ordinary shareholders of the reported entity, should such be presented. Basic earnings per share is to be computed by dividing Income(loss) attributed to Owners of the Company (numerator), by the weighted average of the outstanding ordinary shares (denominator) during the period.

In the computation of diluted earnings per share, the Company adjusted its Income (loss) attributable to its ordinary shareholders by multiplying their diluted EPS and the weighted average of the outstanding shares for the effects of all the dilutive potential ordinary shares of the Company.

T.	Exchange Rates and Linkage Basis

(1)
Balances in foreign currency or linked thereto are included in the financial statements based on the representative exchange rates, as published by the Bank of Israel, that were prevailing at the balance sheet date.

(2)	Following are the changes in the representative exchange rate of the US dollars vis-a-vis the NIS and in the Israeli CPI:

	Representative exchange rate	Representative exchange rate	CPI “in
	of the Euro	of the dollar	respect of”
	(NIS per €1)	(NIS per $1)	(in points)
As of:
December 31, 2017	4.15	3.46	113.04
December 31, 2016	4.04	3.84	112.59
December 31, 2015	4.25	3.90	112.82

Increase (decrease) during the:	%	%	%
Year ended:
December 31, 2017	2.7	(9.9)	0.4
December 31, 2016	(4.9)	(1.5)	(0.2)
December 31, 2015	(9.9)	0.51	(1.0)

U.	Adoption of new and revised Standards and interpretations:

New and revised Standards and Interpretations in issue but not yet effective, were not early adopted by the Group and are expected to affect or could affect future periods:

1.	IFRS 9 – “Financial Instruments”

                (a)       General

IFRS 9 (2014) "Financial Instruments" (hereinafter - the "Standard ") is the final standard of the financial instruments project. The Standard supersedes the previous stages of IFRS 9 which were published in 2009, 2010 and 2013. This final Standard includes the provisions for classification and measurement of financial assets, as published at the first stage in 2009 and amended in this version, and also includes the provisions for classification and measurement of financial liabilities, as published at the second stage in 2010, offers a revised and principal-based model regarding hedge accounting and presents a new model for assessment of projected loss from impairment as described below. Furthermore, the Standard revokes IFRIC 9 "Reassessment of Embedded Derivatives".

                (b)       Financial assets

      The Standard determines that the financial assets be recognized and measured as follows:

•
Debt instruments will be classified and measured after initial recognition under one of the following alternatives: at amortized cost, fair value through profit or loss or fair value through other comprehensive income. The measurement model will be determined based on the entity’s business model regarding the management of financial assets, and according to the contractual cash flow characteristics of the financial assets.

•
A debt instrument which, according to the tests, is measured at amortized cost or at fair value through other comprehensive income, may be designated at fair value through profit or loss only if such designation eliminates measurement or recognition inconsistency that would been created had the asset been measured at amortized cost or at fair value through other comprehensive income.

•	Equity instruments are required to be measured at fair value through profit or loss.

•
Upon initial recognition, equity instruments may be designated at fair value through other comprehensive income. Instruments so designated will no longer be subject to impairment tests, and profit or loss thereon will not be carried to profit and loss, including upon disposal.

•
Embedded derivatives will not be bifurcated from a host contract which is within the scope of the Standard. Rather, hybrid contracts will be measured in their entirety at amortized cost or at fair value, according to the business model and contractual cash flow tests.

•	Debt instruments will only be reclassified when the entity changes its business model for financial assets management.

•
Investments in equity instruments that do not have quoted prices in active markets, including derivatives of such instruments, will be measured at fair value. The option to measure equity instruments at cost under certain circumstances was eliminated. However, the Standard notes that under certain circumstances, cost may constitute a fair approximation of fair value.

                (c)        Financial liabilities

The Standard also sets the following provisions regarding financial liabilities:

The change in the fair value of a financial liability designated upon initial recognition to fair value through profit or loss and which arises from changes in the credit risk of the liability, shall be carried directly to other comprehensive income, unless doing so creates or increases an accounting mismatch.

Once the financial liability is repaid or settled, amounts carried to other comprehensive income will not be classified to income or loss.

All derivatives, regardless of whether they represent assets or liabilities, shall be measured at fair value through profit or loss, including a derivative financial instrument that constitutes a liability relating to an unquoted equity instrument, whose fair value cannot be measured reliably.

                              (d)        Impairment

The new impairment model, which is based on expected credit losses, will be applied to debt instruments which are measured at amortized cost or at fair value through other comprehensive income, receivables in respect of lease, contract assets recognized according to IFRS 15 and written obligations to provide loans and financial guaranty contracts.

The provision for impairment will be in respect of projected losses according to the probability of insolvency within the next 12 months (in the coming year), or according to the probability of insolvency over the lifetime of the instrument. Examination throughout the instrument’s lifetime is required if the credit risk has increased since the date of initial recognition of the asset. Another approach applies if the financial asset was created or purchased credit-impaired.

                (e)        Effective date and early adoption

The Standard is effective for annual reporting periods beginning on or after January 1, 2018. The Company completed the assessment of the impact of the Standard on its financial statements and the standard is not expected to have a material effect on the financial statements.

2.	IFRS 15, "Revenue from Contracts with Customers":

The new Standard sets a new and uniform mechanism that regulates the accounting treatment to be applied to revenue from contracts with customers. The standard revokes IAS 18 “Revenues” and IAS 11 “Construction Contracts” and their relating interpretations. The core principle of IFRS 15 is that revenue from contracts with customers should be recognized using the method that best reflects the transfer of control of goods and services to the customer, in an amount of consideration that the entity expects to be entitled to in exchange for transferring promised goods or services to a customer.

The standard determines a five-step model for application of this principle:

1.          Identify the contract(s) with the customer.
2.          Identify the performance obligations in the contract.
3.          Determine the transaction price.
4.          Allocate the transaction price to each performance obligation.
5.          Recognize revenue when a performance obligation is satisfied.

The application of the model is dependent on the facts and circumstances specific to the contract and sometimes requires the exercise of extensive discretion.

Furthermore, the standard sets extensive disclosure requirements with regard to contracts with customers, the significant estimates and the changes thereto which were used at the time of application of the provisions of the standard, in order to enable users of the financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from the contracts with the customers.

Application of the standard is mandatory for annual reporting periods starting on January 1, 2018 or thereafter. Early adoption is permitted. As a rule, the standard will be applied retroactively, although entities will be entitled to elect certain adjustments in the framework of the standard’s transitional provisions regarding its application to previous reporting periods.

The Company estimates that it will opt to apply the standard retrospectively to contracts that have not yet been completed as of January 1, 2018 and the cumulative effect of the initial application of the standard will be recognized as an adjustment of the retained earnings balance as of that date. The comparative figures relating to the years ended December 31, 2017 and 2016 will be presented in accordance with the provisions of IAS 18, which was in effect prior to the application of IFRS 15.

The Company has completed its assessment of the implications of the standard’s application on its financial statements and is of the opinion that the standard will not have a material effect on the financial statements.

(3)	IFRS 16 - "Leases":

The new standard, which was published in January 2016, revokes IAS 17 “Leases” and its interpretations and sets out the principles for the recognition, measurement, presentation and disclosure of leases with regard to both parties to the transaction, i.e., the customer (“Lessee”) and the supplier (“Lessor”).

The new standard cancels the currently existing distinction relating to a Lessee, between finance leases operating leases and determines a uniform accounting model with regards to all types of leases. In accordance with the new model, for any leased asset, the Lessee is required to recognize, on the one hand, an asset for the right of use and on the other hand, a financial liability for the lease fees.

The provisions relating to the recognition of an asset and liability, as aforesaid, shall not apply to assets which are leased for a term of up to 12 months, and with regards to leases of low value assets (such as personal computers).

The standard does not change the currently existing accounting treatment in the Lessor’s books of accounts.

IFRS 16 will be effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted, but only if IFRS 15 “Revenue from Contracts with Customers” has also been applied. As a general rule, the standard will be applied retrospectively. However, entities may opt to apply certain adjustments specified in the transitional provisions of the standard with regard to its application to previous reporting periods.

The Company has tens of private vehicles, which are leased from the leasing company according to a leasing method that is accounted for as operating lease as of the date of this report. The Company is of the opinion that upon initial adoption of the standard, the accounting treatment applied to those leases will be changed and the Company will record an asset in respect of the right of use of those vehicles against a financial liability in respect of the lease fees relating to those vehicles. The company is in the process of evaluating the impact of the new standard on its statement of income.